INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands	Apr. 05, 2019 USD ($)
Puertos y Logistica S.A. [Member]
Statement [Line Items]
Carrying Amount Of Investment	$ 56,492